Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER COMPREHENSIVE (INCOME) LOSS
Current taxes	$ 3	$ 41
Deferred taxes	(90)	(104)
Total income taxes (expense) recovery	(87)	(63)
DEFICIT
Current taxes	4	5
Deficit	13	(11)
Total income taxes (expense) recovery	$ 17	$ (6)